Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Group's (loss)/income Before Income Tax Expense	The components of the Group’s income before income tax expense for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands, except for percentages)
Income before income tax expense	1,326,786	1,353,735	2,075,603
Loss from non-Mainland China operations	(86,910)	(120,072)	(179,871)
Income from Mainland China operations	1,413,696	1,473,807	2,255,474
Income tax expense applicable to Mainland China operations	239,365	231,086	377,680
Income tax expense applicable to non-Mainland China operations	123	(17)	(24,757)
PRC Withholding Tax on Dividends	21,353	22,206	45,603
Total income tax expense	260,841	253,275	398,526
Effective tax rate for Mainland China operations	16.9%	15.7%	16.7%
Effective tax rate for the Group	19.7%	18.7%	19.2%

Schedule of Current and Deferred Portions of Income Tax Expenses of Company's China Subsidiaries, VIEs, and Subsidiaries of VIEs

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Current income tax expense	328,391	545,985	607,087
Deferred income tax expense	(67,550)	(292,710)	(208,561)
Income tax expense	260,841	253,275	398,526

Schedule of Reconciliation Between Statutory EIT Rate and Effective Tax Rate for Group

The following table sets forth reconciliation between the PRC statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group for the prior year 2023 and 2024:

	For the Year Ended December 31,
	2023	2024
PRC statutory EIT rate*	25.0%	25.0%
Effect of tax holidays	(6.5)%	(8.7)%
Effect of non-deductible expenses	2.5%	2.0%
Effect of research and development tax credit	(4.7)%	(4.6)%
Changes in valuation allowance	4.9%	2.1%
Tax rate difference from statutory rate in other jurisdictions and others	(3.1)%	1.3%
Effect of withholding income tax	1.6%	1.6%
Effective tax rates for the Group	19.7%	18.7%

* The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

The following table sets forth reconciliation between the PRC statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	in amount	in percentage
PRC statutory EIT rate*	518,901	25.0%
Foreign Tax Effects	20,211	1.0%
Changes in Valuation Allowances	1,523	0.1%
Nontaxable or Nondeductible Items
Research and development credits	(63,123)	-3.0%
Tax holidays applicable to subsidiaries and consolidated VIEs	(118,751)	-5.7%
Others	(5,838)	-0.3%
Other Adjustments
Withholding taxes	45,603	2.2%
Effective Tax Rate	398,526	19.2%

* The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

Schedule of Effect of Tax Holiday Related to Group

The following table sets forth the effect of tax holiday related to the Group:

	For the Year Ended December 31,
	2023	2024	2025
	(In thousands, except per share amount)
Tax holiday effect	86,655	118,003	118,751
Basic net income per share effect	0.26	0.36	0.35
Diluted net income per share effect	0.24	0.35	0.33

Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	For the Year Ended December 31,
	2024	2025
Deferred tax assets
- Provision for credit losses	1,388,365	1,323,782
- Deferred guarantee income and other accrued expenses	895,892	984,756
- Contingent guarantee liabilities	269,750	136,048
- Net operating loss carryforwards	104,798	104,882
- Advertising expenses in excess of deduction limit	8,094	7,942
-Investment related loss	75,440	75,440
Less: valuation allowance	(107,117)	(108,640)
Total deferred tax assets	2,635,222	2,524,210
Net deferred tax assets	1,540,842	1,763,235

The components of the deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2024	2025
Deferred tax liabilities
-Contract assets and service fees receivable	858,273	425,197
-Guarantee receivables	305,281	369,874
-Withholding income tax	22,206	45,603
Total deferred tax liabilities	1,185,760	840,674
Net deferred tax liabilities	91,380	105,212

Schedule of Movement of Valuation Allowance

	For the Year Ended December 31,
	2023	2024	2025
Balance at beginning of the year	(13,038)	(78,471)	(107,117)
Additions	(66,967)	(35,746)	(6,383)
Reversals	1,534	7,100	4,860
Balance at end of the year	(78,471)	(107,117)	(108,640)